2010 Stock Option Plan (Details 2) (Exercise price range [Member], USD $)	12 Months Ended
Dec. 31, 2012
Stock options outstanding by exercise price range
Options Outstanding	17,100,000
Weighted Average Remaining Contractual Life	7 years 3 months 27 days
Weighted Average Exercise Price	$ 0.034
Option Exercisable	7,800,000
Maximum [Member]
Stock options outstanding by exercise price range
Range of Exercise Prices	$ 0.1
Minimum [Member]
Stock options outstanding by exercise price range
Range of Exercise Prices	$ 0.025